Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 632	$ 4,605
Receivables, net of allowance for doubtful accounts of $21 and $36, respectively	89	73
Prepaids and other current assets	104	183
Total current assets	825	4,861
Long-term assets
Property and equipment, net of accumulated depreciation of $5,667 and $5,864 respectively	139	194
Intangible assets, net of accumulated amortization of $2,056 and $1,938 respectively	2,305	2,423
Deposits and other assets	212	466
Total Assets	3,481	7,944
Current liabilities
Accounts payable	1,510	1,665
Accrued compensation and benefits	625	706
Other accrued liabilities	1,109	1,036
Total current liabilities	3,244	3,407
Long-term liabilities
Long-term debt		5,824
Deferred rent and other long-term liabilities	10
Warrant liabilities	879	8,890
Total liabilities	4,133	18,121
Stockholders' equity
Common stock, $0.0001 par value; 2,000,000,000 shares authorized; 20,860,500 and 4,542,775 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	82	18
Additional paid-in-capital	201,033	192,578
Accumulated deficit	(201,767)	(202,773)
Total Stockholders' Deficit	(652)	(10,177)
Total Liabilities and Stockholders' Equity	$ 3,481	$ 7,944